Fair Value Measurements - Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel (Detail) - Logitel Offshore Holdings [Member] - Teekay Offshore [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ (21,448)
Acquisition of Logitel	2,569	$ (21,170)
Settlement of liability	3,540
Unrealized gain (loss) included in Other income	509	(278)
Balance at end of year	$ (14,830)	$ (21,448)